CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	$ 1,165	$ 1,094
Environmental expenditures (Note 4)	(11)	(14)
Adjustments for non-cash items:
Depreciation and amortization (Note 4)	920	866
Regulatory assets and liabilities	81	47
Deferred income tax expense	140	133
Other	(10)	34
Changes in non-cash balances related to operations (Note 29)	249	252
Net cash from operating activities	2,534	2,412
Financing activities
Long-term debt issued	2,781	2,375
Long-term debt repaid (Note 16)	(700)	(731)
Short-term notes issued	2,810	6,550
Short-term notes repaid	(2,890)	(7,650)
Dividends paid on common shares (Note 24)	(743)	(700)
Distributions paid to noncontrolling interest	(10)	(10)
Costs to obtain financing	(15)	(6)
Net cash from (used in) financing activities	1,233	(172)
Investing activities
Property, plant and equipment	(2,720)	(2,345)
Intangible assets	(88)	(131)
Additions of future use assets	(323)	(213)
Capital contributions received (Note 29)	2	2
Other	(1)	(4)
Net cash used in investing activities	(3,130)	(2,691)
Net change in cash and cash equivalents	637	(451)
Cash and cash equivalents, beginning of year	79	530
Cash and cash equivalents, end of year	$ 716	$ 79